Summary of significant accounting policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Impairment of long-term investments	$ 590,000	$ 0	$ 794,000
Cash flow projection period	5 years
Goodwill impairment losses	$ 0	0	0
External advertising and market promotion expenses from continuing operations	$ 12,551,000	15,052,000	11,026,000
Value added tax on revenues	13.00%
Value added tax on sub-licensing revenues	6.00%
Employee benefit costs	$ 14,266,000	$ 12,411,000	$ 7,949,000
Statutory general reserve rate	10.00%
Statutory general reserve rate of registered capital	50.00%
Dividends declared	$ 0	$ 0	$ 0
Long-term Investments
Summary of significant accounting policies
Impairment of long-term investments	$ 590,000	$ 0	$ 794,000
Minimum
Summary of significant accounting policies
Term of time-based subscriptions	1 month
Maximum
Summary of significant accounting policies
Term of time-based subscriptions	12 months
Net revenues | Geographic Concentration Risk | China | Minimum
Summary of significant accounting policies
Percent of revenue	88.00%